EQUITY TRANSACTIONS (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 05, 2017	May 10, 2017	Apr. 02, 2017	Mar. 07, 2017	Mar. 13, 2013	Mar. 31, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2017	Feb. 22, 2017	Jan. 31, 2016	Dec. 31, 2015	Jul. 17, 2013
Compensation expense								$ 50,000	$ 88,675
Expected life of warrants								2 years
Common stock, for proceeds								$ 500,000
Equity, Description								Such put option expires after 20 days from notification
Terms of conversion feature

The Series B Preferred Stock converts into common stock of the Company at the holder’s discretion at a conversion price of $3.60 per common share (one share of Series B Preferred converts to common at a ratio of 0.27778). Furthermore, the Series B Preferred share purchase agreement provides for certain adjustments to the conversion value of the Series B Preferred to common shares of the Company that are based on the EBITDA (earning before interest, taxes, depreciation, and amortization) for the Company for the 12 months ended March 31, 2018. Those adjustments provide for a decrease in the conversion value based on the proportional miss of the Company’s EBITDA, up to a maximum of 30.0% decrease in the conversion value of the Series B Preferred to common shares.

Accrued dividend on Series B							$ 70,157	$ 53,157
Stock based compensation expense								$ 0	$ 88,675
Maturity date							May 02, 2018
First Note [Member]
Maturity date					Jan. 17, 2016
Line of credit amount					$ 150,000
Interest rate					12.00%
Second Note [Member]
Line of credit amount														$ 100,000
Interest rate														12.00%
Private Placement [Member] | ARC [Member]
Purchase price per share			$ 1.00
Proceeds from the sale of preferred stock			$ 100,000
Private placement agreement [Member]
Amount of secured debt purchased from unrelated debt holder of related party										$ 250,000
Warrant [Member]
Warrants		$ 40,000
Class of warrants or rights issued	33,333	8,334
Common stock shares issued	13,333
Compensation expense	$ 10,000
Expected life of warrants	3 years
Exercise price	$ 3.60	$ 3.60
Maturity date		May 09, 2020
Exercise price of warrant		$ 3.60
Preferred Stock A
Common stock shares issued								4,817,792	4,817,792				2,550,430
Preferred Stock B
Common stock shares issued								850,000
Common Stock
Common stock shares issued								892,044
Series B Preferred Stock [Member]
Preferred stock shares issued							850,000	850,000	850,000
Series B Preferred Stock [Member] | Private Placement [Member]
Proceeds from the sale of preferred stock						$ 500,000
Series B Preferred Stock [Member] | Private Placement [Member] | ARC [Member]
Issuance of shares				500,000
Purchase price per share				$ 1.00
Common stock shares issuable upon exercise of warrants or rights			27,778	208,334
Preferred stock shares issued			100,000
Common stock, for proceeds				$ 500,000
Series B Preferred Stock [Member] | Private placement agreement [Member] | ARC [Member]
Common stock shares issuable upon exercise of warrants or rights										69,445
Preferred stock shares issued										250,000
Series A Preferred Stock [Member]
Cashlessly shares exercised									2,267,362
Preferred stock shares issued							4,817,792	4,817,792	4,817,792
Stock Option Plan [Member]
Issuance of shares									6,363,225
ARC Business Loan [Member] | Warrant [Member]
Common stock shares issued								979,603
Common stock shares issuable upon exercise of warrants or rights								5,996,609
Maturity date								Oct. 02, 2020
ARC Business Loan [Member] | Minimum [Member] | Warrant [Member]
Exercise price of warrant								$ 0.01	$ 11.44
Conversion option [Member]
Issuance of shares											33,334
Note payable											$ 50,000
Conversion price											$ 1.50
Discount on note payable											$ 50,000
April 2, 2019 [Member] | Series B Preferred Stock [Member] | Private Placement [Member]
Warrants								$ 27,778
Exercise price								$ 7.20
A Expire March 6, 2020 [Member] | Series B Preferred Stock [Member] | Private Placement [Member]
Class of warrants or rights issued						138,889
Exercise price						$ 7.60
A-1 Expire March 6, 2020 [Member] | Series B Preferred Stock [Member] | Private Placement [Member]
Warrants						$ 69,445
Exercise price						$ 0.003
April 29, 2019 [Member] | Series B Preferred Stock [Member] | Private Placement [Member]
Exercise price								$ 7.20
TwentyNineAprilTwoThousandNinteenMember | Series B Preferred Stock [Member] | Private Placement [Member]
Warrants								$ 69,445
2016 Plan [Member] | Series A Preferred Stock [Member]
Issuance of shares												6,363,225